Borrowings (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2018 GBP (£)	Jun. 30, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Jul. 09, 2018	Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Jun. 30, 2017 GBP (£)
Disclosure of detailed information about borrowings
Total borrowings				£ 508,068,000			£ 495,768,000		£ 483,908,000
Non-current borrowings				502,576,000			486,694,000		474,748,000	£ 497,630,000
Current borrowings				5,492,000			9,074,000		9,160,000	£ 5,724,000
Senior secured notes
Disclosure of detailed information about borrowings
Total borrowings				328,696,000			318,347,000		310,570,000
Non-current borrowings				328,696,000			318,347,000		310,570,000
Unamortized issue costs on borrowings				3,594,000			3,770,000		3,943,000
Principal amount / Notional amount | $			$ 425,000,000			$ 425,000,000		$ 425,000,000
Secured term loan facility
Disclosure of detailed information about borrowings
Total borrowings				173,880,000			168,347,000		164,178,000
Non-current borrowings				173,880,000			168,347,000		164,178,000
Unamortized issue costs on borrowings				2,040,000			2,185,000		2,328,000
Principal amount / Notional amount | $			$ 225,000,000			$ 225,000,000		$ 225,000,000
Secured bank loan
Disclosure of detailed information about borrowings
Total borrowings							3,750,000		3,962,000
Accrued interest on senior secured notes
Disclosure of detailed information about borrowings
Total borrowings				5,492,000			5,324,000		5,198,000
Undrawn committed revolving borrowing facility
Disclosure of detailed information about borrowings
Undrawn committed revolving borrowings facility				125,000,000			£ 125,000,000		£ 125,000,000
Incremental borrowings				£ 25,000,000
Amount drawn down from borrowing facilities	£ 0	£ 0
Fixed interest rate | Senior secured notes
Disclosure of detailed information about borrowings
Borrowings, interest rate			3.79%	3.79%
Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	US dollar LIBOR
Floating interest rate | Secured bank loan
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	LIBOR
Adjustment to interest rate basis					1.00%
Floating interest rate | Undrawn committed revolving borrowing facility
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	LIBOR or EURIBOR
Minimum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis			1.25%	1.25%
Minimum | Floating interest rate | Undrawn committed revolving borrowing facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis			1.25%	1.25%
Maximum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis			1.75%	1.75%
Maximum | Floating interest rate | Undrawn committed revolving borrowing facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis			1.75%	1.75%